Deferred compensation expense (Details) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CHF	Dec. 31, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2014 Discontinued operations CHF	Dec. 31, 2013 Discontinued operations CHF	Dec. 31, 2012 Discontinued operations CHF	Dec. 31, 2014 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2013 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2012 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2014 Adjustable Performance Plan cash awards CHF	Dec. 31, 2013 Adjustable Performance Plan cash awards CHF	Dec. 31, 2012 Adjustable Performance Plan cash awards CHF	Dec. 31, 2014 Restricted Cash Awards CHF	Dec. 31, 2013 Restricted Cash Awards CHF	Dec. 31, 2012 Restricted Cash Awards CHF	Dec. 31, 2014 Other Cash Awards CHF	Dec. 31, 2013 Other Cash Awards CHF	Dec. 31, 2012 Other Cash Awards CHF	Dec. 31, 2014 2008 Partner Asset Facility (PAF) awards CHF	Dec. 31, 2013 2008 Partner Asset Facility (PAF) awards CHF	Dec. 31, 2012 2008 Partner Asset Facility (PAF) awards CHF	Dec. 31, 2014 Contingent Capital Awards (CCA) CHF	Dec. 31, 2014 Capital Opportunity Facility (COF) CHF	Dec. 31, 2014 Plus Bond awards CHF	Dec. 31, 2013 Plus Bond awards CHF	Dec. 31, 2014 Performance shares Performance share awards CHF	Dec. 31, 2013 Performance shares Performance share awards CHF	Dec. 31, 2012 Performance shares Performance share awards CHF	Dec. 31, 2014 Stock compensation plan Share awards CHF	Dec. 31, 2013 Stock compensation plan Share awards CHF	Dec. 31, 2012 Stock compensation plan Share awards CHF	Dec. 31, 2014 Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2013 Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2012 Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2014 Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2013 Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2012 Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2014 Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2013 Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2012 Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2014 Bank CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2014 Bank Discontinued operations CHF	Dec. 31, 2013 Bank Discontinued operations CHF	Dec. 31, 2012 Bank Discontinued operations CHF	Dec. 31, 2014 Bank 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2013 Bank 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2012 Bank 2011 Partner Asset Facility (PAF2) CHF	Dec. 31, 2014 Bank Adjustable Performance Plan cash awards CHF	Dec. 31, 2013 Bank Adjustable Performance Plan cash awards CHF	Dec. 31, 2012 Bank Adjustable Performance Plan cash awards CHF	Dec. 31, 2014 Bank Restricted Cash Awards CHF	Dec. 31, 2013 Bank Restricted Cash Awards CHF	Dec. 31, 2012 Bank Restricted Cash Awards CHF	Dec. 31, 2014 Bank Other Cash Awards CHF	Dec. 31, 2013 Bank Other Cash Awards CHF	Dec. 31, 2012 Bank Other Cash Awards CHF	Dec. 31, 2014 Bank 2008 Partner Asset Facility (PAF) awards CHF	Dec. 31, 2013 Bank 2008 Partner Asset Facility (PAF) awards CHF	Dec. 31, 2012 Bank 2008 Partner Asset Facility (PAF) awards CHF	Dec. 31, 2014 Bank Plus Bond awards CHF	Dec. 31, 2013 Bank Plus Bond awards CHF	Dec. 31, 2014 Bank Contingent Capital Awards (CCA) CHF	Dec. 31, 2014 Bank Capital Opportunity Facility (COF) CHF	Dec. 31, 2014 Bank Performance shares Performance share awards CHF	Dec. 31, 2013 Bank Performance shares Performance share awards CHF	Dec. 31, 2012 Bank Performance shares Performance share awards CHF	Dec. 31, 2014 Bank Stock compensation plan	Dec. 31, 2013 Bank Stock compensation plan	Dec. 31, 2012 Bank Stock compensation plan	Dec. 31, 2014 Bank Stock compensation plan Share awards CHF	Dec. 31, 2013 Bank Stock compensation plan Share awards CHF	Dec. 31, 2012 Bank Stock compensation plan Share awards CHF	Dec. 31, 2014 Bank Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2013 Bank Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2012 Bank Stock compensation plan Scaled Incentive Share Unit (SISU) CHF	Dec. 31, 2014 Bank Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2013 Bank Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2012 Bank Stock compensation plan Incentive Share Unit (ISU) CHF	Dec. 31, 2014 Bank Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2013 Bank Stock compensation plan Adjustable Performance Plan share awards CHF	Dec. 31, 2012 Bank Stock compensation plan Adjustable Performance Plan share awards CHF
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation		2,392,000,000	2,242,000,000	3,025,000,000	(8,000,000)	(21,000,000)	(23,000,000)	7,000,000	77,000,000	677,000,000	0	4,000,000	286,000,000	92,000,000	145,000,000	165,000,000	404,000,000	434,000,000	362,000,000	87,000,000	93,000,000	173,000,000	214,000,000	13,000,000	36,000,000	37,000,000	611,000,000	590,000,000	366,000,000	939,000,000	814,000,000	786,000,000	(3,000,000)	41,000,000	97,000,000	0	(3,000,000)	62,000,000	0	31,000,000	74,000,000	2,376,000,000	2,216,000,000	2,997,000,000	(8,000,000)	(21,000,000)	(23,000,000)	7,000,000	77,000,000	675,000,000	0	4,000,000	281,000,000	92,000,000	145,000,000	165,000,000	394,000,000	430,000,000	363,000,000	87,000,000	93,000,000	173,000,000	36,000,000	37,000,000	213,000,000	13,000,000	610,000,000	580,000,000	362,000,000				935,000,000	806,000,000	773,000,000	(3,000,000)	38,000,000	95,000,000	0	(3,000,000)	62,000,000	0	30,000,000	71,000,000
Total shares delivered (million)
Total shares delivered (in shares)	37.1	37.1	33.7	31.6																																																																		36.5	32.6	30.9
Minimum total compensation of certain employees to whom share awards are granted	$ 250,000	250,000
Moratorium period on early retirement, determined from grant date (in years)	2 years 0 months 0 days	2 years 0 months 0 days